Fair Value Measurement and Election - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Proceeds from sale of retained interest	$ 20
Gains recognized from redemptions of ARS		33		18
LHFI at fair value		433	[1]	492	[1]
Incremental charge-off		2,241		3,018		3,398
Loans sold at carrying value		725		740
Loans returned to LHFI		63		213		307
Fair Value, Inputs, Level 2 | Personal Property Under Operating Leases
Impairment charge		5		12
Total Return Swap | Fair Value, Inputs, Level 2
LHFI at fair value		1,700		972
Interest Rate Lock Commitments
Transferred Out of Level 3 in The Fair Value Hierarchy		(271)		398
Affordable Housing
Impairment charge		10		15
Other Assets [Member] | Fair Value, Inputs, Level 3
Impairment charge		0		3
Collateralized Debt Obligations | Fair Value, Inputs, Level 2
Issued securities contained in a consolidated CLO at fair value in order to recognize the nonrecourse nature of these liabilities		289
Lower Limit
Probable forecasted sale of Coke		6.5
Upper Limit
Probable forecasted sale of Coke		7.0
Structured Investment Vehicle | Collateralized Debt Obligations
Proceeds from sale of trading assets	21
Asset-backed Securities | Trading Assets | Fair Value, Inputs, Level 2
Fair value measurement with unobservable inputs reconciliation recurring basis asset and liabilities level 3 transfers out of		32
Asset-backed Securities | Available-for-Sale Securities | Fair Value, Inputs, Level 2
Fair value measurement with unobservable inputs reconciliation recurring basis asset and liabilities level 3 transfers out of		72
Asset-backed Securities | Student Loans
Government guarantee		97.00%
Asset-backed Securities | Auto Loans | Home Equity Lines Of Credit
Transferred Out of Level 3 in The Fair Value Hierarchy	31
Equity Securities | Fair Value, Inputs, Level 2
Mutual funds net asset value		$ 1
Equity Securities, Coca Cola | Fair Value, Inputs, Level 3
Derivative in a liability position, fair value		189		145
Trading Account Assets | Fair Value, Inputs, Level 2
Trading loans were outstanding		323		381
Residential Mortgage, Loans Held For Sale | Fair Value, Inputs, Level 2
Recognized losses due to changes in fair value attributable to borrower-specific credit risk		15		18		24
Residential Mortgage, Loans Held For Sale | Non Performing Loans
Transferred loans that were previously designated as held for investment to held for sale		47		160
Incremental charge-off		10
Loans sold at carrying value		34
Loans returned to LHFI		13
Brokered Deposits | Fair Value, Inputs, Level 2
Recognized gains (losses) on liabilities due to changes in its own credit spread		2		41		2
Long-term Debt [Member] | Fair Value, Inputs, Level 2
Recognized gains (losses) on liabilities due to changes in its own credit spread		57		95		233
Private Equity Funds | Other Assets [Member] | Fair Value, Inputs, Level 3
Impairment charge		11		5
Repossessed Personal Property | Other Assets [Member] | Fair Value, Inputs, Level 2
Impairment charge		1		8
Subordinate Interests [Member] | Residential Mortgage | Variable Interest Entity, Not Primary Beneficiary [Member]
Liquidation of Remaining Interest in Securitization		$ 49

[1]	Includes loans of consolidated VIEs $3,322 $2,869